John Hancock Bond Trust

John Hancock ESG Core Bond Fund
Supplement dated January 2, 2018 to the current prospectus, as may be supplemented

Effective immediately, the following sentence under the heading “PURCHASE AND SALE OF FUND SHARES” is amended and restated as follows:

The minimum initial investment requirement for Class A shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Bond Trust

John Hancock Global Short Duration Credit Fund
Supplement dated January 2, 2018 to the current prospectus, as may be supplemented

Effective immediately, the following sentence under the heading “PURCHASE AND SALE OF FUND SHARES” is amended and restated as follows:

The minimum initial investment requirement for Class A shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms.

You should read this supplement in conjunction with the prospectus and retain it for future reference.